OTHER REAL ESTATE (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Real Estate [Roll Forward]
Balance at beginning of year, net of valuation allowance	[1]	$ 1,628	$ 4,956	$ 7,070
Loans transferred to other real estate	[1]	1,510	1,735	2,355
Sales of other real estate	[1]	(1,822)	(4,737)	(3,596)
Additions to valuation allowance charged to expense	[1]	(138)	(326)	(873)
Balance at end of year, net of valuation allowance	[1]	1,178	1,628	4,956
Other repossessed assets		120	20
Real Estate Owned Valuation Allowance [Roll Forward]
Balance at beginning of year		123	793	1,692
Additions charged to expense		138	326	873
Direct write-downs upon sale		(117)	(996)	(1,772)
Balance at end of year		144	123	$ 793
Foreclosed residential real estate		1,200	1,600
Mortgage loans in process of foreclosure		300	800
Other real estate and repossessed assets		$ 1,299	$ 1,643

[1]	Table excludes other repossessed assets totaling $0.12 million and $0.02 million at December 31, 2018 and 2017, respectively.